Condensed Consolidated Statements of Stockholder's Equity (Unaudited) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 1	$ 372,226	$ (340,817)	$ 31,410
Beginning balance, shares at Dec. 31, 2020	167,478
Net Income (Loss) Attributable to Parent			(3,261)	(3,261)
Share-based compensation		915		915
Employee stock purchase plan		86		86
Settlement of restricted stock units, shares	88
Net settlement of options		27		27
Net settlement of options, shares	21
Exercise of warrants		6,175		6,175
Exercise of warrants, shares	7,687
Ending balance, value at Mar. 31, 2021	$ 1	379,429	(344,078)	35,352
Ending balance, shares at Mar. 31, 2021	175,274
Beginning balance, value at Dec. 31, 2020	$ 1	372,226	(340,817)	31,410
Beginning balance, shares at Dec. 31, 2020	167,478
Net Income (Loss) Attributable to Parent				(6,296)
Ending balance, value at Jun. 30, 2021	$ 1	381,792	(347,113)	34,680
Ending balance, shares at Jun. 30, 2021	176,229
Beginning balance, value at Mar. 31, 2021	$ 1	379,429	(344,078)	35,352
Beginning balance, shares at Mar. 31, 2021	175,274
Net Income (Loss) Attributable to Parent			(3,035)	(3,035)
Share-based compensation		881		881
Employee stock purchase plan		94		94
Employee stock purchase plan (in shares)	153
Settlement of restricted stock units, shares	67
Net settlement of options		36		36
Net settlement of options, shares	28
Issuance and settlement of restricted stock units in lieu of bonus payments		348		348
Issuance and settlement of restricted stock share units in lieu of bonus payments	149
Issuance of common stock in settlement of contingent consideration		1,004		1,004
Issuance of common stock in settlement of contingent consideration Shares	558
Ending balance, value at Jun. 30, 2021	$ 1	381,792	(347,113)	34,680
Ending balance, shares at Jun. 30, 2021	176,229
Beginning balance, value at Dec. 31, 2021	$ 1	387,023	(357,371)	29,653
Beginning balance, shares at Dec. 31, 2021	182,224
Net Income (Loss) Attributable to Parent			(7,596)	(7,596)
Share-based compensation		750		750
Employee stock purchase plan		65		65
Settlement of restricted stock units, shares	51
Ending balance, value at Mar. 31, 2022	$ 1	387,838	(364,967)	22,872
Ending balance, shares at Mar. 31, 2022	182,275
Beginning balance, value at Dec. 31, 2021	$ 1	387,023	(357,371)	29,653
Beginning balance, shares at Dec. 31, 2021	182,224
Net Income (Loss) Attributable to Parent				(16,158)
Ending balance, value at Jun. 30, 2022	$ 1	388,729	(373,529)	15,201
Ending balance, shares at Jun. 30, 2022	182,624
Beginning balance, value at Mar. 31, 2022	$ 1	387,838	(364,967)	22,872
Beginning balance, shares at Mar. 31, 2022	182,275
Net Income (Loss) Attributable to Parent			(8,562)	(8,562)
Share-based compensation		834		834
Employee stock purchase plan		41		41
Employee stock purchase plan (in shares)	241
Settlement of restricted stock units, shares	88
Net settlement of options		16		16
Net settlement of options, shares	20
Ending balance, value at Jun. 30, 2022	$ 1	$ 388,729	$ (373,529)	$ 15,201
Ending balance, shares at Jun. 30, 2022	182,624